PROVISIONS - Legal Claims and Other Costs (Details) € in Millions		12 Months Ended
	Jan. 01, 2019 EUR (€)	Dec. 31, 2019 EUR (€) Claim	Dec. 31, 2018 EUR (€) Claim
Disclosure of other provisions [line items]
Decrease in provision for reclassification upon adoption of new accounting standard		€ (20.0)	€ (23.0)
Disease claims | Top of range
Disclosure of other provisions [line items]
Average amount per claim outstanding (less than)			0.1
Average settlement amount per disease claim (less than)			0.1
Legal claims and other costs
Disclosure of other provisions [line items]
Litigation		21.0	45.0
Disease claims		4.0	4.0
Other		3.0	5.0
Total Provisions for legal claims and other costs		€ 28.0	54.0
Decrease in provision for reclassification upon adoption of new accounting standard	€ (20.0)		€ (23.0)
Legal claims and other costs | Disease claims
Disclosure of other provisions [line items]
Number of cases outstanding for disease claims | Claim		7	6
Legal claims and other costs | Disease claims | Bottom of range
Disclosure of other provisions [line items]
Latency period for acquiring diseases		25 years
Legal claims and other costs | Disease claims | Top of range
Disclosure of other provisions [line items]
Latency period for acquiring diseases		40 years
Average amount per claim outstanding (less than)		€ 0.1
Average settlement amount per disease claim (less than)		0.1
Legal claims and other costs | IFRIC 23
Disclosure of other provisions [line items]
Decrease in provision for reclassification upon adoption of new accounting standard		€ 20.0